Accounts receivable and others (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Accounts Receivable and Others [Abstract]
Beginning balance		R$ 866	[1]	R$ 861
Accrual of provision		397		284
Write-off or reversal		(104)		(279)
Ending balance	[1]	R$ 1,159		R$ 866

[1]	Changes in the allowance for expected credit losses: